PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Affiliated Mutual Funds — 30.1%
Domestic Equity — 21.5%
PSF PGIM Jennison Value Portfolio*	1,423,671	$97,592,657
PSF Small-Cap Stock Index Portfolio*	359,142	23,635,135
PSF PGIM Jennison Growth Portfolio*	491,669	103,152,261
		224,380,053
International Equity — 8.6%
PGIM Quant Solutions International Equity Fund	5,023,659	49,935,175
PGIM Jennison International Opportunities Fund	1,106,232	40,056,653
		89,991,828

Total Affiliated Mutual Funds (cost $264,098,583)(wa)		314,371,881
Common Stocks — 56.4%
Australia — 0.8%
BHP Group Ltd.	19,206	536,524
Brambles Ltd.	63,241	1,037,637
Coles Group Ltd.	38,829	597,688
Computershare Ltd.	21,984	528,184
Fortescue Ltd.	16,968	210,139
Goodman Group, REIT	6,860	148,663
GPT Group (The), REIT	33,199	117,875
Lottery Corp. Ltd. (The)	74,200	288,131
National Australia Bank Ltd.	4,788	139,674
Origin Energy Ltd.	15,264	125,966
Qantas Airways Ltd.	98,046	708,461
QBE Insurance Group Ltd.	56,715	771,793
Rio Tinto Ltd.	2,719	219,323
Rio Tinto PLC	2,239	147,556
Scentre Group, REIT	215,655	581,703
Sonic Healthcare Ltd.	40,704	576,527
Stockland, REIT	129,702	524,543
Telstra Group Ltd.	128,815	410,678
Vicinity Ltd., REIT	265,211	441,846
Woodside Energy Group Ltd.	21,351	322,421
		8,435,332
Austria — 0.1%
Erste Group Bank AG	6,940	682,220
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	20,838	1,245,627
D’ieteren Group	593	111,305
KBC Group NV	4,469	535,560
UCB SA	517	144,313
		2,036,805
Brazil — 0.1%
MercadoLibre, Inc.*	192	448,692
Wheaton Precious Metals Corp.	3,760	420,768
Yara International ASA	15,243	558,717
		1,428,177
Canada — 2.1%
Agnico Eagle Mines Ltd.	5,770	971,824
ARC Resources Ltd.	11,084	202,135
	Shares	Value

Common Stocks (continued)
Canada (cont’d.)
Bank of Montreal	7,735	$1,007,934
Bank of Nova Scotia (The)	11,379	735,788
Barrick Mining Corp.	24,132	792,609
Canadian Imperial Bank of Commerce(a)	20,144	1,609,696
Canadian Natural Resources Ltd.	6,557	209,662
Canadian Tire Corp. Ltd. (Class A Stock)	7,038	837,814
Canadian Utilities Ltd. (Class A Stock)	26,063	729,060
CCL Industries, Inc. (Class B Stock)	14,980	844,314
Celestica, Inc.*	2,379	585,425
CGI, Inc.	7,079	630,533
Element Fleet Management Corp.(a)	61,384	1,589,624
Empire Co. Ltd.	14,096	505,925
Fairfax Financial Holdings Ltd.	806	1,410,109
Gildan Activewear, Inc.	9,352	540,275
Great-West Lifeco, Inc.	5,491	222,844
iA Financial Corp., Inc.	7,470	849,305
IGM Financial, Inc.	18,780	683,621
Kinross Gold Corp.	28,226	700,529
Loblaw Cos. Ltd.	19,676	761,054
Lundin Gold, Inc.	6,298	408,055
Magna International, Inc.	2,805	132,903
Nutrien Ltd.	7,485	439,570
Pan American Silver Corp.	7,380	285,984
Royal Bank of Canada	5,178	763,175
Saputo, Inc.	5,652	137,269
Shopify, Inc. (Class A Stock)*	10,422	1,548,360
Sun Life Financial, Inc.	7,301	438,417
Toronto-Dominion Bank (The)	17,599	1,407,212
		21,981,025
China — 0.2%
BOC Hong Kong Holdings Ltd.	106,500	498,929
Prosus NV*	18,736	1,324,917
SITC International Holdings Co. Ltd.	164,000	631,389
		2,455,235
Denmark — 0.1%
AP Moller - Maersk A/S (Class B Stock)	166	326,319
Danske Bank A/S	2,774	118,490
Novo Nordisk A/S (Class B Stock)	3,636	202,459
Pandora A/S	2,715	354,979
ROCKWOOL A/S (Class B Stock)	3,708	138,239
		1,140,486
Finland — 0.2%
Fortum OYJ	21,206	402,504
Nordea Bank Abp	40,060	659,539
Orion OYJ (Class B Stock)	3,213	246,673
Wartsila OYJ Abp	21,284	638,407
		1,947,123
France — 1.5%
Airbus SE	5,312	1,240,490
Amundi SA, 144A	7,608	604,643
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
France (cont’d.)
AXA SA	34,835	$1,670,513
BNP Paribas SA	2,836	259,389
Bouygues SA	17,998	811,776
Capgemini SE	5,111	745,579
Carrefour SA	41,896	634,924
Credit Agricole SA	42,088	829,389
Edenred SE	5,832	138,887
Eiffage SA	8,819	1,129,872
Engie SA	37,975	816,331
Klepierre SA, REIT	5,253	205,077
Legrand SA	12,834	2,132,511
L’Oreal SA	345	149,898
LVMH Moet Hennessy Louis Vuitton SE	861	529,843
Safran SA	2,233	792,423
Societe Generale SA	9,879	657,707
Sodexo SA	2,220	140,069
Teleperformance SE	7,091	529,651
TotalEnergies SE	6,724	409,550
Vinci SA	7,081	984,060
		15,412,582
Germany — 1.3%
Allianz SE	3,585	1,508,305
Bayerische Motoren Werke AG	2,497	251,666
Deutsche Bank AG	22,454	795,226
Deutsche Telekom AG	39,117	1,332,695
E.ON SE	24,940	469,757
Evonik Industries AG	10,782	187,489
Fresenius Medical Care AG	12,901	681,657
GEA Group AG	1,705	126,054
Heidelberg Materials AG	1,342	303,353
Infineon Technologies AG	3,500	137,306
Mercedes-Benz Group AG	19,812	1,248,750
MTU Aero Engines AG	700	322,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	622	397,131
Rheinmetall AG	340	795,318
RWE AG	5,719	254,374
SAP SE	3,982	1,066,249
Scout24 SE, 144A	3,723	467,078
Siemens AG	5,577	1,505,668
Siemens Energy AG*	6,137	721,583
Talanx AG	5,207	694,236
		13,266,831
Hong Kong — 0.2%
AIA Group Ltd.	23,200	222,348
Futu Holdings Ltd., ADR	1,869	325,038
HKT Trust & HKT Ltd., UTS	84,000	124,196
Hong Kong Exchanges & Clearing Ltd.	3,100	175,989
Prudential PLC	15,624	218,731
WH Group Ltd., 144A	826,000	894,517
		1,960,819
	Shares	Value

Common Stocks (continued)
Ireland — 0.3%
Accenture PLC (Class A Stock)	5,637	$1,390,084
AerCap Holdings NV	6,747	816,387
AIB Group PLC	53,564	488,329
		2,694,800
Israel — 0.1%
Bank Hapoalim BM	9,400	191,076
Check Point Software Technologies Ltd.*	649	134,284
Elbit Systems Ltd.	1,056	537,234
Mizrahi Tefahot Bank Ltd.	2,520	165,579
Nice Ltd.*	2,146	310,878
Phoenix Financial Ltd.	7,240	271,095
		1,610,146
Italy — 0.5%
Banca Mediolanum SpA	14,225	285,706
Enel SpA	89,695	849,998
Intesa Sanpaolo SpA	143,498	949,839
Poste Italiane SpA, 144A	20,350	483,741
Ryanair Holdings PLC	14,132	412,971
Snam SpA	90,239	541,816
UniCredit SpA	12,717	967,702
Unipol Assicurazioni SpA	30,132	647,765
		5,139,538
Japan — 2.9%
Advantest Corp.	5,400	534,291
Aeon Co. Ltd.	16,200	196,640
Aisin Corp.	11,600	200,334
Ajinomoto Co., Inc.	8,000	229,354
Asahi Group Holdings Ltd.	13,500	161,851
Asahi Kasei Corp.	44,600	350,544
Asics Corp.	22,700	594,002
Bandai Namco Holdings, Inc.	3,600	119,777
Bridgestone Corp.	31,000	1,432,763
Daifuku Co. Ltd.	29,400	940,917
Daiwa House Industry Co. Ltd.	8,400	301,686
Disco Corp.	400	125,416
ENEOS Holdings, Inc.	57,700	365,426
Fujikura Ltd.	7,400	723,845
Hitachi Ltd.	20,900	553,705
Honda Motor Co. Ltd.	73,900	762,598
Hoya Corp.	900	124,443
Inpex Corp.	87,300	1,571,896
ITOCHU Corp.	4,000	227,594
Japan Tobacco, Inc.	43,200	1,416,833
Kawasaki Kisen Kaisha Ltd.	20,300	288,643
Kirin Holdings Co. Ltd.	57,900	848,301
Komatsu Ltd.	7,200	250,828
Kyocera Corp.	12,800	171,951
MINEBEA MITSUMI, Inc.	7,800	146,568
Mitsubishi Corp.	38,500	917,817
Mitsubishi Estate Co. Ltd.	10,200	234,435
Mitsubishi Heavy Industries Ltd.	4,900	128,229
Mitsubishi UFJ Financial Group, Inc.	31,500	508,138
Mitsui & Co. Ltd.	17,500	434,546

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Japan (cont’d.)
Mitsui Fudosan Co. Ltd.	33,000	$359,242
Mitsui OSK Lines Ltd.(a)	6,300	191,265
Mizuho Financial Group, Inc.	10,800	363,051
NEC Corp.	14,000	448,127
Nintendo Co. Ltd.	2,200	190,342
Nippon Steel Corp.	57,500	236,828
Nippon Yusen KK	12,200	416,327
ORIX Corp.	52,000	1,364,791
Otsuka Corp.	15,000	313,113
Otsuka Holdings Co. Ltd.	10,900	581,305
Panasonic Holdings Corp.	76,200	827,082
Recruit Holdings Co. Ltd.	8,200	440,864
Renesas Electronics Corp.	24,300	279,576
Resona Holdings, Inc.	19,900	202,926
SBI Holdings, Inc.	28,400	1,236,464
SCREEN Holdings Co. Ltd.	1,200	108,735
SoftBank Group Corp.	8,200	1,034,681
Sony Financial Group, Inc.*	34,900	38,703
Sony Group Corp.	34,900	1,003,260
Subaru Corp.	6,500	132,466
Sumitomo Corp.	25,600	740,685
Sumitomo Electric Industries Ltd.	13,400	381,284
Sumitomo Mitsui Financial Group, Inc.	4,100	115,345
Sumitomo Realty & Development Co. Ltd.	3,400	149,972
Suzuki Motor Corp.	33,400	486,267
Taisei Corp.	5,900	405,432
Takeda Pharmaceutical Co. Ltd.	16,000	469,926
TDK Corp.	9,300	134,672
Toho Co. Ltd.	5,600	359,984
Tokyo Electron Ltd.	900	159,540
Tokyo Gas Co. Ltd.	15,600	554,715
Toyota Motor Corp.	28,500	547,384
Toyota Tsusho Corp.	24,900	689,290
Zensho Holdings Co. Ltd.	3,600	235,179
		30,062,194
Luxembourg — 0.0%
ArcelorMittal SA	4,592	165,660
Eurofins Scientific SE	2,721	198,433
		364,093
Macau — 0.1%
Galaxy Entertainment Group Ltd.	116,000	637,810
Mexico — 0.1%
Fresnillo PLC	22,288	710,959
Netherlands — 0.7%
ABN AMRO Bank NV, 144A, CVA	14,369	460,951
Aegon Ltd.	67,349	542,968
Argenx SE*	498	367,947
ASML Holding NV	2,379	2,319,970
ING Groep NV	40,290	1,056,233
Koninklijke Ahold Delhaize NV	30,503	1,234,289
NN Group NV	15,406	1,086,393
NXP Semiconductors NV	583	132,766
		7,201,517
	Shares	Value

Common Stocks (continued)
New Zealand — 0.1%
Contact Energy Ltd.	33,225	$175,302
Fisher & Paykel Healthcare Corp. Ltd.	18,520	397,764
		573,066
Portugal — 0.0%
EDP SA	46,683	221,556
Singapore — 0.2%
DBS Group Holdings Ltd.	17,000	674,183
Grab Holdings Ltd. (Class A Stock)*	52,950	318,759
Sea Ltd., ADR*	5,729	1,023,944
Singapore Exchange Ltd.	9,400	120,672
Singapore Technologies Engineering Ltd.	73,600	491,466
		2,629,024
Spain — 0.3%
Acciona SA	649	130,409
Banco Bilbao Vizcaya Argentaria SA	67,047	1,291,971
Banco Santander SA	91,049	955,497
CaixaBank SA	66,912	706,719
Endesa SA	8,303	265,317
		3,349,913
Sweden — 0.6%
Alfa Laval AB	3,315	151,380
Assa Abloy AB (Class B Stock)	7,304	254,237
Atlas Copco AB (Class B Stock)	11,481	172,760
Essity AB (Class B Stock)	33,100	865,205
Saab AB (Class B Stock)	8,975	551,444
Sandvik AB	28,534	797,109
Securitas AB (Class B Stock)	31,459	474,184
Skanska AB (Class B Stock)	16,353	424,457
Svenska Handelsbanken AB (Class A Stock)	31,613	412,475
Swedbank AB (Class A Stock)	20,085	606,280
Tele2 AB (Class B Stock)	24,434	416,810
Telefonaktiebolaget LM Ericsson (Class B Stock)	57,157	473,603
Telia Co. AB	165,478	631,293
		6,231,237
Switzerland — 0.6%
ABB Ltd.	24,013	1,737,661
Avolta AG*	10,063	549,477
Belimo Holding AG	120	126,205
Cie Financiere Richemont SA (Class A Stock)	643	123,434
Galderma Group AG	4,810	850,410
Logitech International SA	1,166	128,258
Lonza Group AG	390	260,769
TE Connectivity PLC	2,386	523,799
UBS Group AG	32,734	1,345,811
Zurich Insurance Group AG	732	523,221
		6,169,045
United Kingdom — 1.8%
3i Group PLC	13,414	739,420

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
United Kingdom (cont’d.)
Aptiv PLC*(a)	9,281	$800,208
AstraZeneca PLC	2,234	342,251
Barclays PLC	170,664	878,122
British American Tobacco PLC	10,122	538,362
CK Hutchison Holdings Ltd.	108,000	709,558
Compass Group PLC	7,508	255,916
Entain PLC	14,902	176,119
Flutter Entertainment PLC*	491	124,714
Halma PLC	12,771	594,500
HSBC Holdings PLC	148,523	2,096,123
Imperial Brands PLC	12,227	519,421
International Consolidated Airlines Group SA	267,472	1,399,801
Kingfisher PLC	161,413	672,409
Lloyds Banking Group PLC	788,929	892,740
NatWest Group PLC	152,892	1,079,930
Phoenix Group Holdings PLC	29,030	251,895
Reckitt Benckiser Group PLC	5,016	386,242
Rolls-Royce Holdings PLC	114,925	1,847,335
Smith & Nephew PLC	113,136	2,051,987
Standard Chartered PLC	30,289	587,836
Tesco PLC	121,047	725,518
Unilever PLC	10,037	593,273
United Utilities Group PLC	22,998	355,289
Vodafone Group PLC	215,376	250,462
WPP PLC	72,071	359,253
		19,228,684
United States — 41.3%
3M Co.	2,079	322,619
Abbott Laboratories	8,495	1,137,820
AbbVie, Inc.	13,300	3,079,482
Adobe, Inc.*	5,045	1,779,624
Advanced Micro Devices, Inc.*	9,399	1,520,664
Airbnb, Inc. (Class A Stock)*	3,150	382,473
Akamai Technologies, Inc.*	15,163	1,148,749
Albertson’s Cos., Inc. (Class A Stock)	13,140	230,081
Allstate Corp. (The)	3,400	729,810
Alnylam Pharmaceuticals, Inc.*	528	240,768
Alphabet, Inc. (Class A Stock)	43,710	10,625,901
Alphabet, Inc. (Class C Stock)	35,926	8,749,777
Altria Group, Inc.	20,895	1,380,324
Amazon.com, Inc.*	65,073	14,288,079
Ameren Corp.	5,439	567,723
American Electric Power Co., Inc.(a)	5,699	641,137
American International Group, Inc.	15,629	1,227,502
American Tower Corp., REIT	2,951	567,536
Ameriprise Financial, Inc.	376	184,710
Amgen, Inc.	5,160	1,456,152
Amphenol Corp. (Class A Stock)	11,173	1,382,659
Analog Devices, Inc.	5,600	1,375,920
Apple, Inc.	109,282	27,826,476
Applied Materials, Inc.	3,276	670,728
AppLovin Corp. (Class A Stock)*	1,838	1,320,677
Archer-Daniels-Midland Co.	4,960	296,310
Arista Networks, Inc.*	9,529	1,388,471
AT&T, Inc.	56,208	1,587,314
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Atlassian Corp. (Class A Stock)*	1,413	$225,656
Autodesk, Inc.*	4,468	1,419,350
Automatic Data Processing, Inc.(a)	2,176	638,656
Avery Dennison Corp.	1,152	186,820
Ball Corp.	3,088	155,697
Bank of America Corp.	46,780	2,413,380
Bank of New York Mellon Corp. (The)	20,790	2,265,278
Berkshire Hathaway, Inc. (Class B Stock)*	5,615	2,822,885
Best Buy Co., Inc.	7,394	559,134
Biogen, Inc.*	6,699	938,396
BioMarin Pharmaceutical, Inc.*	11,825	640,442
Blackstone, Inc.	3,009	514,088
Boeing Co. (The)*	5,660	1,221,598
Booking Holdings, Inc.	368	1,986,931
Boston Scientific Corp.*	6,234	608,625
Bristol-Myers Squibb Co.	30,151	1,359,810
Broadcom, Inc.	34,043	11,231,126
Cadence Design Systems, Inc.*	4,087	1,435,600
Camden Property Trust, REIT	4,326	461,930
Capital One Financial Corp.	5,678	1,207,029
Cardinal Health, Inc.	2,663	417,984
Carnival Corp.*	4,683	135,386
Carrier Global Corp.(a)	13,324	795,443
Carvana Co.*	380	143,351
Caterpillar, Inc.	2,242	1,069,770
CBRE Group, Inc. (Class A Stock)*	5,845	920,938
CDW Corp.	770	122,646
Centene Corp.*	23,978	855,535
Charles Schwab Corp. (The)	11,182	1,067,546
Charter Communications, Inc. (Class A Stock)*(a)	2,369	651,724
Cheniere Energy, Inc.	1,048	246,259
Chevron Corp.	21,039	3,267,146
Chubb Ltd.	8,944	2,524,444
Cigna Group (The)	5,573	1,606,417
Cisco Systems, Inc.	48,816	3,339,991
Citigroup, Inc.	14,550	1,476,825
Cloudflare, Inc. (Class A Stock)*	550	118,025
CMS Energy Corp.	14,310	1,048,351
Coca-Cola Co. (The)	9,359	620,689
Cognizant Technology Solutions Corp. (Class A Stock)	29,083	1,950,597
Colgate-Palmolive Co.	7,630	609,942
Comcast Corp. (Class A Stock)	84,022	2,639,971
Conagra Brands, Inc.	15,033	275,254
ConocoPhillips	19,986	1,890,476
Constellation Energy Corp.	2,405	791,413
Corning, Inc.	8,855	726,376
Corteva, Inc.	5,001	338,218
Costco Wholesale Corp.	2,761	2,555,664
CRH PLC	4,550	545,545
Crown Castle, Inc., REIT	4,900	472,801
Crown Holdings, Inc.	7,580	732,152
CSX Corp.	24,526	870,918
Cummins, Inc.	756	319,312
CVS Health Corp.	14,103	1,063,225

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Danaher Corp.	6,826	$1,353,323
Darden Restaurants, Inc.	2,622	499,124
DaVita, Inc.*	918	121,975
Deere & Co.(a)	1,897	867,422
Delta Air Lines, Inc.	3,528	200,214
Devon Energy Corp.	18,090	634,235
Diamondback Energy, Inc.	2,393	342,438
Dollar Tree, Inc.*	1,545	145,802
DoorDash, Inc. (Class A Stock)*	1,918	521,677
Dover Corp.	5,340	890,872
DraftKings, Inc. (Class A Stock)*	6,306	235,844
DTE Energy Co.	2,920	412,976
Duke Energy Corp.	5,190	642,262
DuPont de Nemours, Inc.	3,669	285,815
Eaton Corp. PLC	2,716	1,016,463
eBay, Inc.	4,736	430,739
Ecolab, Inc.	1,208	330,823
Edison International	8,790	485,911
Edwards Lifesciences Corp.*	1,534	119,299
Elevance Health, Inc.	2,846	919,600
Eli Lilly & Co.	5,606	4,277,378
Emerson Electric Co.(a)	6,680	876,282
EOG Resources, Inc.(a)	12,003	1,345,776
Equinix, Inc., REIT	252	197,376
Expedia Group, Inc.	1,358	290,272
Exxon Mobil Corp.	42,270	4,765,942
F5, Inc.*	2,772	895,883
FedEx Corp.	3,550	837,125
Fidelity National Information Services, Inc.	11,719	772,751
Fifth Third Bancorp	5,853	260,751
FirstEnergy Corp.	17,587	805,836
Fiserv, Inc.*	1,693	218,278
Ford Motor Co.(a)	84,416	1,009,615
Fox Corp. (Class A Stock)	4,846	305,589
Freeport-McMoRan, Inc.	19,472	763,692
Garmin Ltd.	452	111,291
Gartner, Inc.*	3,568	937,920
GE Vernova, Inc.	2,190	1,346,631
Gen Digital, Inc.(a)	21,000	596,190
General Dynamics Corp.	4,142	1,412,422
General Electric Co.	8,702	2,617,736
General Mills, Inc.	9,356	471,730
General Motors Co.	21,055	1,283,723
Gilead Sciences, Inc.	19,155	2,126,205
Global Payments, Inc.	13,462	1,118,423
Goldman Sachs Group, Inc. (The)	2,505	1,994,857
HCA Healthcare, Inc.	1,138	485,016
Healthpeak Properties, Inc., REIT(a)	33,496	641,448
HEICO Corp. (Class A Stock)	580	147,372
Hewlett Packard Enterprise Co.	7,230	177,569
Hilton Worldwide Holdings, Inc.	610	158,258
Holcim AG*	3,047	259,984
Home Depot, Inc. (The)	8,233	3,335,929
Honeywell International, Inc.	5,743	1,208,901
Hormel Foods Corp.	16,468	407,418
Host Hotels & Resorts, Inc., REIT	21,776	370,628
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Howmet Aerospace, Inc.	2,811	$551,603
HP, Inc.	13,568	369,457
Humana, Inc.	453	117,857
IDEXX Laboratories, Inc.*(a)	1,214	775,612
Illinois Tool Works, Inc.	999	260,499
Incyte Corp.*	6,835	579,676
Insulet Corp.*	1,668	514,962
Intel Corp.	22,054	739,912
Intercontinental Exchange, Inc.	2,924	492,636
International Business Machines Corp.	4,249	1,198,898
International Flavors & Fragrances, Inc.	12,509	769,804
Intuit, Inc.	2,385	1,628,740
Intuitive Surgical, Inc.*	2,090	934,711
IQVIA Holdings, Inc.*	1,300	246,922
Iron Mountain, Inc., REIT	1,751	178,497
J.B. Hunt Transport Services, Inc.	1,232	165,297
J.M. Smucker Co. (The)	4,457	484,030
Jacobs Solutions, Inc.	880	131,877
Johnson & Johnson	18,775	3,481,260
Johnson Controls International PLC	4,301	472,895
JPMorgan Chase & Co.	19,513	6,154,986
Keysight Technologies, Inc.*	3,630	634,960
Kimberly-Clark Corp.	2,744	341,189
KLA Corp.(a)	718	774,435
Kraft Heinz Co. (The)	20,520	534,341
Kroger Co. (The)	6,526	439,918
L3Harris Technologies, Inc.	1,520	464,223
Labcorp Holdings, Inc.	2,640	757,838
Lam Research Corp.	14,834	1,986,273
Lockheed Martin Corp.	1,422	709,877
Loews Corp.	19,539	1,961,520
Lowe’s Cos., Inc.(a)	8,372	2,103,967
LyondellBasell Industries NV (Class A Stock)	7,365	361,180
Marathon Petroleum Corp.	2,816	542,756
Martin Marietta Materials, Inc.	684	431,112
Marvell Technology, Inc.	1,919	161,330
Masco Corp.	3,410	240,030
Mastercard, Inc. (Class A Stock)	9,355	5,321,218
McDonald’s Corp.	4,144	1,259,320
McKesson Corp.	1,320	1,019,753
Medtronic PLC	8,295	790,016
Merck & Co., Inc.	28,627	2,402,664
Meta Platforms, Inc. (Class A Stock)	16,107	11,828,659
MetLife, Inc.	19,370	1,595,507
Microchip Technology, Inc.	3,898	250,330
Micron Technology, Inc.	10,449	1,748,327
Microsoft Corp.	54,542	28,250,029
Molina Healthcare, Inc.*	800	153,088
Molson Coors Beverage Co. (Class B Stock)(a)	10,666	482,636
Mondelez International, Inc. (Class A Stock)	6,808	425,296
Moody’s Corp.	819	390,237
Morgan Stanley	10,705	1,701,667
Nasdaq, Inc.	19,023	1,682,584
Natera, Inc.*	704	113,323

A5

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Nestle SA	22,085	$2,028,181
Netflix, Inc.*	3,005	3,602,755
Neurocrine Biosciences, Inc.*	3,708	520,529
Newmont Corp.(a)	9,348	788,130
NextEra Energy, Inc.	9,244	697,830
Nordson Corp.	3,308	750,751
Norfolk Southern Corp.	714	214,493
Northern Trust Corp.	8,969	1,207,227
Northrop Grumman Corp.	982	598,352
Novartis AG	26,400	3,394,470
NRG Energy, Inc.	3,960	641,322
Nucor Corp.	3,744	507,050
NVIDIA Corp.	176,812	32,989,583
Omnicom Group, Inc.	4,470	364,439
Oracle Corp.	11,796	3,317,507
Owens Corning	8,284	1,171,855
Palantir Technologies, Inc. (Class A Stock)*	16,010	2,920,544
Parker-Hannifin Corp.	1,995	1,512,509
PayPal Holdings, Inc.*	11,100	744,366
Pfizer, Inc.	73,900	1,882,972
Philip Morris International, Inc.	8,163	1,324,039
Phillips 66	4,770	648,815
PNC Financial Services Group, Inc. (The)	5,889	1,183,277
PPG Industries, Inc.	1,068	112,257
Procter & Gamble Co. (The)	5,881	903,616
Prologis, Inc., REIT	5,397	618,064
PTC, Inc.*	636	129,121
Public Storage, REIT	1,702	491,623
Pure Storage, Inc. (Class A Stock)*	3,942	330,379
QIAGEN NV	2,629	117,263
QUALCOMM, Inc.(a)	10,192	1,695,541
Raymond James Financial, Inc.(a)	6,155	1,062,353
Regeneron Pharmaceuticals, Inc.	834	468,933
Regions Financial Corp.(a)	28,218	744,109
Robinhood Markets, Inc. (Class A Stock)*	3,770	539,789
ROBLOX Corp. (Class A Stock)*	888	123,006
Roche Holding AG	5,118	1,704,210
Rockwell Automation, Inc.	2,990	1,045,095
Roper Technologies, Inc.	782	389,976
Ross Stores, Inc.	2,658	405,053
Royal Caribbean Cruises Ltd.(a)	2,884	933,205
RTX Corp.	5,534	926,004
S&P Global, Inc.	3,002	1,461,103
Salesforce, Inc.	8,806	2,087,022
Sanofi SA	7,578	717,590
Schlumberger NV	6,925	238,012
ServiceNow, Inc.*	1,700	1,564,476
Shell PLC	31,462	1,121,338
Sherwin-Williams Co. (The)	704	243,767
Snowflake, Inc.*	3,672	828,220
Solventum Corp.*	4,986	363,978
Southern Co. (The)	5,566	527,490
Spotify Technology SA*	532	371,336
Starbucks Corp.	3,502	296,269
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Steel Dynamics, Inc.	2,240	$312,323
STERIS PLC	3,552	878,907
Swiss Re AG	2,196	407,856
Synchrony Financial(a)	16,126	1,145,752
T. Rowe Price Group, Inc.(a)	8,916	915,138
Target Corp.	7,576	679,567
Teradyne, Inc.	2,448	336,943
Tesla, Inc.*	20,130	8,952,214
Texas Instruments, Inc.	4,001	735,104
Textron, Inc.	5,375	454,134
Thermo Fisher Scientific, Inc.	2,611	1,266,387
TJX Cos., Inc. (The)	12,021	1,737,515
T-Mobile US, Inc.	3,861	924,246
Trane Technologies PLC	2,335	985,277
Trimble, Inc.*	2,850	232,703
U.S. Bancorp	11,050	534,046
Uber Technologies, Inc.*	11,534	1,129,986
Ulta Beauty, Inc.*	750	410,062
Union Pacific Corp.	9,485	2,241,969
United Parcel Service, Inc. (Class B Stock)(a)	12,059	1,007,288
United Rentals, Inc.(a)	277	264,441
UnitedHealth Group, Inc.	5,328	1,839,758
Valero Energy Corp.	3,254	554,026
Veeva Systems, Inc. (Class A Stock)*	484	144,188
VeriSign, Inc.	1,400	391,398
Verizon Communications, Inc.	42,242	1,856,536
Vertex Pharmaceuticals, Inc.*	2,854	1,117,741
Vertiv Holdings Co. (Class A Stock)	1,959	295,535
Visa, Inc. (Class A Stock)	12,664	4,323,236
Vistra Corp.	1,740	340,901
W.W. Grainger, Inc.(a)	737	702,332
Walmart, Inc.	21,565	2,222,489
Walt Disney Co. (The)	15,733	1,801,428
Warner Bros Discovery, Inc.*	26,717	521,783
Wells Fargo & Co.	23,948	2,007,321
Welltower, Inc., REIT	1,380	245,833
West Pharmaceutical Services, Inc.	1,150	301,679
Western Digital Corp.(a)	5,364	644,002
Williams Cos., Inc. (The)	6,669	422,481
Williams-Sonoma, Inc.	1,115	217,927
Xylem, Inc.	3,376	497,960
Yum! Brands, Inc.	2,082	316,464
Zebra Technologies Corp. (Class A Stock)*	1,085	322,419
Zillow Group, Inc. (Class C Stock)*	5,229	402,894
Zoetis, Inc.	3,780	553,090
Zoom Communications, Inc.*	16,876	1,392,270
		430,569,739
Zambia — 0.0%
First Quantum Minerals Ltd.*	13,360	302,201

Total Common Stocks (cost $421,323,723)		588,442,157

A6

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Preferred Stock — 0.0%
Germany
Henkel AG & Co. KGaA (PRFC)	2,684	$216,562
(cost $208,979)
Unaffiliated Exchange-Traded Funds — 12.3%
United States
iShares Core MSCI EAFE ETF	192,230	16,783,601
iShares Core MSCI Emerging Markets ETF	222,800	14,686,976
iShares MSCI EAFE Value ETF	306,110	20,763,441
iShares MSCI World ETF	52,850	9,595,446
SPDR Portfolio S&P 500 Growth ETF	131,290	13,721,118
Vanguard Dividend Appreciation ETF	28,980	6,253,594
Vanguard S&P 500 Growth ETF	31,610	13,764,891
Vanguard S&P 500 Value ETF	163,700	32,653,239

Total Unaffiliated Exchange-Traded Funds (cost $111,445,743)		128,222,306

Total Long-Term Investments (cost $797,077,028)		1,031,252,906
Short-Term Investments — 3.0%
Affiliated Mutual Funds — 2.9%
PGIM Core Ultra Short Bond Fund(wa)	8,822,761	8,822,761
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $21,584,204; includes $21,500,505 of cash collateral for securities on loan)(b)(wa)	21,600,430	21,587,470

Total Affiliated Mutual Funds (cost $30,406,965)		30,410,231

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.965%	12/11/25	700	694,685
(cost $694,580)

Total Short-Term Investments (cost $31,101,545)				31,104,916

TOTAL INVESTMENTS—101.8% (cost $828,178,573)				1,062,357,822

Liabilities in excess of other assets(z) — (1.8)%				(18,999,010)

Net Assets — 100.0%				$1,043,358,812

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,957,132; cash collateral of $21,500,505 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	Mini MSCI EAFE Index	Dec. 2025	$2,367,505	$(2,137)
17	S&P 500 E-Mini Index	Dec. 2025	5,727,938	51,028
				$48,891
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8